Cover Page	Mar. 16, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 03, 2021
Entity Registrant Name	LIMELIGHT NETWORKS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33508
Entity Tax Identification Number	20-1677033
Entity Address, Address Line One	1465 North Scottsdale Road
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85257
City Area Code	602
Local Phone Number	850-5000
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	LLNW
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001391127
Amendment Flag	false